Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000146951
Average Annual Return [Line Items]
Average Annual Return, Percent	3.42%	4.94%	4.62%
C000146952
Average Annual Return [Line Items]
Average Annual Return, Percent	7.36%	5.30%	4.56%
C000058062
Average Annual Return [Line Items]
Average Annual Return, Percent	2.28%	3.88%	3.97%
C000058060
Average Annual Return [Line Items]
Average Annual Return, Percent	6.15%	4.24%	3.91%
Without Sales Load [Member] | C000146953
Average Annual Return [Line Items]
Average Annual Return, Percent	9.55%	6.35%	5.45%
Without Sales Load [Member] | C000146951
Average Annual Return [Line Items]
Average Annual Return, Percent	9.15%	6.08%	5.19%
Without Sales Load [Member] | C000146952
Average Annual Return [Line Items]
Average Annual Return, Percent	8.36%	5.30%	4.56%
Without Sales Load [Member] | C000166008
Average Annual Return [Line Items]
Average Annual Return, Percent	9.60%	6.40%	5.51%
Without Sales Load [Member] | C000058061
Average Annual Return [Line Items]
Average Annual Return, Percent	8.22%	5.26%	4.79%
Without Sales Load [Member] | C000058062
Average Annual Return [Line Items]
Average Annual Return, Percent	7.95%	5.00%	4.53%
Without Sales Load [Member] | C000058060
Average Annual Return [Line Items]
Average Annual Return, Percent	7.15%	4.24%	3.91%
Without Sales Load [Member] | C000182622
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%	5.34%	4.84%
MSCI World Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	15.72%	13.78%	10.60%
MSCI World Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	15.72%	13.78%	10.60%
MSCI World Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	15.72%	13.78%	10.60%
MSCI World Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	15.72%	13.78%	10.60%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%	(1.07%)	1.66%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%	(1.07%)	1.66%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%	(1.07%)	1.66%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%	(1.07%)	1.66%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.38%	(1.07%)	1.66%
50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.13%	7.46%	6.39%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.38%	(1.07%)	1.66%
50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.13%	7.46%	6.39%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.38%	(1.07%)	1.66%
50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.13%	7.46%	6.39%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.38%	(1.07%)	1.66%
50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.13%	7.46%	6.39%
33.34% MSCI World HY Div Index/33.33% Blbg US Corp HY 2% Issuer Cap Index/33.33% Blbg US Ag Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.54%	4.60%	4.88%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	15.72%	13.78%	10.60%
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	9.52%	6.32%	6.30%
33.34% MSCI World HY Div Index/33.33% Blbg US Corp HY 2% Issuer Cap Index/33.33% Blbg US Ag Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.54%	4.60%	4.88%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	15.72%	13.78%	10.60%
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	9.52%	6.32%	6.30%
33.34% MSCI World HY Div Index/33.33% Blbg US Corp HY 2% Issuer Cap Index/33.33% Blbg US Ag Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.54%	4.60%	4.88%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	15.72%	13.78%	10.60%
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	9.52%	6.32%	6.30%
33.34% MSCI World HY Div Index/33.33% Blbg US Corp HY 2% Issuer Cap Index/33.33% Blbg US Ag Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.54%	4.60%	4.88%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	15.72%	13.78%	10.60%
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	9.52%	6.32%	6.30%